Eaton Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Eaton Shareholders' Equity [Text Block]
EATON SHAREHOLDERS' EQUITY
Eaton was incorporated under the laws of Ireland on May 10, 2012, and became the successor registrant to Eaton Corporation on November 30, 2012 in connection with the consummation of the acquisition of Cooper. Eaton Corporation shares were cancelled and exchanged for Eaton Corporation plc shares on a one-for-one basis. All the remaining unsold shares of Eaton Corporation were deregistered. On December 3, 2012, Eaton Corporation plc began trading on the New York stock exchange under the same symbol used by Eaton Corporation (“ETN”) prior to November 30, 2012. See Note 2 for additional information about the acquisition of Cooper.
At December 31, 2012, there were 750 million Eaton ordinary shares authorized ($0.01 par value per share), 470.7 million of which were issued and outstanding. Eaton's Memorandum and Articles of Association authorized 40 thousand deferred ordinary shares (€1.00 par value per share) and 10 thousand preferred A shares ($1.00 par value per share), all of which were issued and outstanding at the end of 2012, and 10 million serial preferred shares ($0.01 par value per share), none of which were outstanding at the end of 2012. At December 31, 2011, there were 500 million Eaton Corporation common shares authorized ($0.50 par value per share), 334.4 million of which were issued and outstanding at the end of 2011. At December 31, 2012, there were 20,570 holders of record of Eaton ordinary shares. Additionally, 27,852 current and former employees were shareholders through participation in the Eaton Savings Plan, Eaton Personal Investment Plan, Eaton Puerto Rico Retirement Savings Plan, and the Cooper Retirement Savings and Stock Ownership Plan.
Eaton Corporation had a common share repurchase program (2007 Program) that authorized the repurchase of 10 million common shares. In 2011, 8.3 million Eaton Corporation common shares were repurchased under the 2007 Program in the open market at a total cost of $343. On September 28, 2011, Eaton Corporation's Board of Directors approved a common share repurchase program (2011 Program) that replaced the 2007 Program and authorized the purchase of up to 20 million shares, not to exceed an aggregate purchase price of $1.25 billion. In connection with the acquisition of Cooper, Eaton assumed Eaton Corporation's share repurchase program. The ordinary shares are expected to be repurchased over time, depending on market conditions, the market price of ordinary shares, capital levels and other considerations. In 2012 and 2011, no ordinary or common shares were repurchased under the 2011 Program. No common shares were repurchased in the open market in 2010.
Eaton has deferral plans that permit certain employees and directors to defer a portion of their compensation. A trust contains $12 and $6 of ordinary shares and marketable securities, as valued at December 31, 2012 and 2011, respectively, to fund a portion of these liabilities. The marketable securities were included in Other assets and the ordinary shares were included in Shareholders' equity at historical cost.
On February 27, 2013, Eaton's Board of Directors declared a quarterly dividend of $0.42 per ordinary share, payable on March 22, 2013, to shareholders of record at the close of business on March 11, 2013.
Comprehensive Loss
Comprehensive loss consists primarily of net income, currency translation and related hedging instruments, changes in unrecognized costs of pension and other postretirement benefits, and changes in the effective portion of open derivative contracts designated as cash flow hedges. The following table summarizes the pre-tax and after-tax amounts recognized in Comprehensive loss:

	2012		2011		2010
	Pre-tax	After-tax	Pre-tax	After-tax	Pre-tax	After-tax
Currency translation and related hedging instruments	$144	$135	$(252)	$(241)	$(78)	$(78)

Pensions and other postretirement benefits
Prior service cost arising during the year	(1)	(1)	(5)	(4)	(2)	(1)
Net loss arising during the year	(386)	(262)	(648)	(417)	(182)	(123)
Currency translation	(15)	(12)	5	4	5	5
Other	(2)	15	—	(15)	(4)	3
Amortization of prior service cost reclassified to earnings	170	108	122	79	87	54
	(234)	(152)	(526)	(353)	(96)	(62)

Cash flow hedges
Gain (loss) on derivatives designated as cash flow hedges	10	10	(28)	(21)	8	6
Changes in cash flow hedges reclassified to earnings	7	7	—	(1)	(8)	(6)
Cash flow hedges, net of reclassification adjustments	17	17	(28)	(22)	—	—
Other comprehensive loss attributable to Eaton ordinary shareholders	$(73)	$—	$(806)	$(616)	$(174)	$(140)

The changes in Accumulated other comprehensive loss attributable to Eaton ordinary shareholders, net of tax, as reported in the Consolidated Balance Sheets follow:

	Currency translation and related hedging instruments	Pensions and other postretirement benefits	Cash flow hedges	Accumulated other comprehensive loss
January 1, 2010	$(183)	$(1,032)	$7	$(1,208)
Comprehensive income (loss)	(78)	(62)	—	(140)
December 31, 2010	(261)	(1,094)	7	(1,348)
Comprehensive income (loss)	(241)	(353)	(22)	(616)
December 31, 2011	(502)	(1,447)	(15)	(1,964)
Comprehensive income (loss)	135	(152)	17	—
December 31, 2012	$(367)	$(1,599)	$2	$(1,964)

Net Income per Ordinary Share
A summary of the calculation of net income per ordinary share attributable to ordinary shareholders follows:

(Shares in millions)	2012	2011	2010
Net income attributable to Eaton ordinary shareholders	$1,217	$1,350	$929

Weighted-average number of ordinary shares outstanding-diluted	350.9	342.8	339.5
Less dilutive effect of equity-based compensation	3.1	4.5	4.0
Weighted-average number of ordinary shares outstanding-basic	347.8	338.3	335.5

Net income per ordinary share
Diluted	$3.46	$3.93	$2.73
Basic	3.54	3.98	2.76

In 2012, 2011 and 2010, 2.2 million, 1.5 million and 6.9 million stock options, respectively, were excluded from the calculation of diluted net income per ordinary share because the exercise price of the options exceeded the average market price of the ordinary shares during the period and their effect, accordingly, would have been antidilutive.